Current assets - cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2024
Current assets - cash and cash equivalents [Abstract]
Cash and Cash Equivalents
	31 Dec 2024	30 Jun 2024
	$'000	$'000

Cash at bank	10,085	19,205
Short term deposit	11,467	16,510

	21,552	35,715